GARTMORE MUTUAL FUNDS

          Nationwide  Large Cap Growth Fund, Nationwide  Small Cap Fund

                    Gartmore Morley Capital Accumulation Fund

                    Prospectus Supplement dated July 1, 2002
                        to Prospectus dated March 1, 2002


Effective July 1, 2002 the following are the expense caps for each of the Funds:

                                                                               EXPENSE       PROSPECTUS PAGE,
FUND NAME                                          SHARE CLASSES           LIMITATION CAP    FOOTNOTE NUMBER
-----------------------------------------  ------------------------------  ---------------  ------------------
Nationwide Large Cap Growth Fund           A, B, C, Institutional Service            1.05%  Page 5, Footnote 7
-----------------------------------------  ------------------------------  ---------------  ------------------
Nationwide Small Cap Fund                  A, B, C, Institutional Service            1.20%  Page 8, Footnote 8
-----------------------------------------  ------------------------------  ---------------  ------------------
Gartmore Morley Capital Accumulation Fund  Service, Institutional, IRA               0.55%  Page 5, Footnote 4
-----------------------------------------  ------------------------------  ---------------  ------------------

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.